ABERDEEN FUNDS

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Global Natural Resources Fund

Aberdeen Global Small Cap Fund

Supplement to the Aberdeen Funds Statutory Prospectus

dated February 25, 2013, as supplemented to date

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen International Equity Fund in the section entitled, “Summary — Aberdeen International Equity Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2009
Bruce Stout	Senior Investment Manager	2009
Jamie Cumming, CFA®	Senior Investment Manager	2009
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2009

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Global Equity Fund in the section entitled, “Summary — Aberdeen Global Equity Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2009
Bruce Stout	Senior Investment Manager	2009
Jamie Cumming, CFA®	Senior Investment Manager	2009
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2009

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Global Natural Resources Fund in the section entitled, “Summary — Aberdeen Global Natural Resources Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2010
Bruce Stout	Senior Investment Manager	2010
Jamie Cumming, CFA®	Senior Investment Manager	2010
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2010

The following replaces the chart reflecting the Portfolio Managers for the Aberdeen Global Small Cap Fund in the section entitled, “Summary — Aberdeen Global Small Cap Fund — Portfolio Managers”:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2009
Bruce Stout	Senior Investment Manager	2009
Jamie Cumming, CFA®	Senior Investment Manager	2009
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2009

All references to Andrew McMenigall are hereby deleted.

This Supplement is dated July 15, 2013.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Global Natural Resources Fund

Aberdeen Global Small Cap Fund

Supplement to the Aberdeen Funds Statement of Additional Information

dated February 25, 2013, as supplemented to date

All references to Andrew McMenigall are hereby deleted.

This Supplement is dated July 15, 2013.

Please retain this Supplement for future reference.